Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OFI SteelPath Series Trust
Prospectus Date	rr_ProspectusDate	Nov. 06, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2017